SIMT MULTI-ASSET ACCUMULATION FUND (Prospectus Summary): | SIMT MULTI-ASSET ACCUMULATION FUND
Multi-Asset Accumulation Fund

SEI INSTITUTIONAL MANAGED TRUST

Multi-Asset Accumulation Fund
Multi-Asset Income Fund

Supplement dated April 20, 2012
to the Class A Shares Prospectus dated April 3, 2012

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the fees and expenses of the Multi-Asset Accumulation and Multi-Asset Income Funds.

Change in Fees and Expenses for the Multi-Asset Accumulation Fund

Under the heading "Fees and Expenses," in the Fund Summary for the Multi-Asset Accumulation Fund, the "Annual Fund Operating Expenses" table and its footnote are hereby deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class A SIMT MULTI-ASSET ACCUMULATION FUND
Management Fees of the Fund		0.75%
Management Fees of the Subsidiary		none
Total Management Fees		0.75%
Distribution (12b-1) Fees		none
Other Expenses of the Fund	[1]	0.75%
Other Expenses of the Subsidiary		none
Total Other Expenses		0.75%
Acquired Fund Fees and Expenses (AFFE)	[1]	0.06%
Total Annual Fund Operating Expenses		1.56%
[1]	Based on estimated amounts for the current fiscal year.

Under the same heading, the "Example" table is hereby deleted and replaced with the following:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Class A SIMT MULTI-ASSET ACCUMULATION FUND	159	493

There are no other changes to the fees and expenses for the Multi-Asset Accumulation Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-781 (4/12)